Accumulated Other Comprehensive Income (Loss) [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests [Table Text Block]

	2013	2014	2015
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains on investment securities:
Balance at beginning of fiscal year	¥482,434	¥1,106,316	¥1,272,723
Net change during the fiscal year	623,882	166,407	1,031,832

Balance at end of fiscal year	¥1,106,316	¥1,272,723	¥2,304,555

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥(1,253)	¥2,170	¥1,809
Net change during the fiscal year	3,423	(361)	899

Balance at end of fiscal year	¥2,170	¥1,809	¥2,708

Defined benefit plans:
Balance at beginning of fiscal year	¥(401,923)	¥(322,537)	¥(206,336)
Net change during the fiscal year	79,386	116,201	18,696

Balance at end of fiscal year	¥(322,537)	¥(206,336)	¥(187,640)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥(675,658)	¥(211,602)	¥289,486
Net change during the fiscal year	464,056	501,088	658,146

Balance at end of fiscal year	¥(211,602)	¥289,486	¥947,632

Balance at end of fiscal year	¥574,347	¥1,357,682	¥3,067,255

Before Tax and Net of Tax Changes in Each Component of Accumulated OCI [Table Text Block]

	2013			2014			2015
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains on investment securities	¥1,108,665	¥(390,387)	¥718,278	¥453,494	¥(178,200)	¥275,294	¥1,721,877	¥(625,204)	¥1,096,673
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(143,664)	53,856	(89,808)	(215,553)	81,778	(133,775)	(143,899)	47,043	(96,856)

Net change	965,001	(336,531)	628,470	237,941	(96,422)	141,519	1,577,978	(578,161)	999,817
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			4,588			(24,888)			(32,015)

Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group			623,882			166,407			1,031,832

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains on derivatives qualifying for cash flow hedges	6,850	(2,693)	4,157	3,615	(1,419)	2,196	13,853	(5,448)	8,405
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(1,210)	476	(734)	(4,211)	1,654	(2,557)	(12,363)	4,857	(7,506)

Net change	5,640	(2,217)	3,423	(596)	235	(361)	1,490	(591)	899
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—			—

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			3,423			(361)			899

Defined benefit plans:
Defined benefit plans	81,568	(27,506)	54,062	122,644	(45,709)	76,935	12,176	(2,052)	10,124
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	41,642	(15,707)	25,935	64,519	(23,806)	40,713	12,716	(3,913)	8,803

Net change	123,210	(43,213)	79,997	187,163	(69,515)	117,648	24,892	(5,965)	18,927
Defined benefit plans attributable to noncontrolling interests			611			1,447			231

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			79,386			116,201			18,696

Foreign currency translation adjustments:
Foreign currency translation adjustments	437,485	406	437,891	557,941	(50,516)	507,425	782,744	(94,616)	688,128
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	48,311	(18,943)	29,368	1,603	(898)	705	1,109	(719)	390

Net change	485,796	(18,537)	467,259	559,544	(51,414)	508,130	783,853	(95,335)	688,518
Foreign currency translation adjustments attributable to noncontrolling interests			3,203			7,042			30,372

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			464,056			501,088			658,146

Other comprehensive income attributable to Mitsubishi UFJ Financial Group			¥1,170,747			¥783,335			¥1,709,573

Reclassification of Significant Items out of Accumulated OCI [Table Text Block]

Fiscal year ended March 31, 2014 Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(218,150)		Investment securities gains—net
Impairment losses on investment securities	2,622		Investment securities gains—net
Other	(25)

	(215,553)		Total before tax
	81,778		Income tax expense

	¥(133,775)		Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(4,289)		Interest income on Loans, including fees
Other	78

	(4,211)		Total before tax
	1,654		Income tax expense

	¥(2,557)		Net of tax

Defined benefit plans
Net actuarial loss	¥34,525	(1)
Prior service cost	(11,705	)(1)
Loss on settlements and curtailment, and other	41,699	(1)

	64,519		Total before tax
	(23,806)		Income tax expense

	¥40,713		Net of tax

Foreign currency translation adjustments	¥1,603		Other non-interest expenses

	1,603		Total before tax
	(898)		Income tax expense

	¥705		Net of tax

Total reclassifications for the period	¥(153,642)		Total before tax
	58,728		Income tax expense

	¥(94,914)		Net of tax

Fiscal year ended March 31, 2015 Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(147,702)		Investment securities gains—net
Impairment losses on investment securities	4,014		Investment securities gains—net
Other	(211)

	(143,899)		Total before tax
	47,043		Income tax expense

	¥(96,856)		Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(12,117)		Interest income on Loans, including fees
Other	(246)

	(12,363)		Total before tax
	4,857		Income tax expense

	¥(7,506)		Net of tax

Defined benefit plans
Net actuarial loss	¥26,063	(1)
Prior service cost	(10,682	)(1)
Loss (gain) on settlements and curtailment, and other	(2,665	)(1)

	12,716		Total before tax
	(3,913)		Income tax expense

	¥8,803		Net of tax

Foreign currency translation adjustments	¥1,109		Other non-interest expenses

	1,109		Total before tax
	(719)		Income tax expense

	¥390		Net of tax

Total reclassifications for the period	¥(142,437)		Total before tax
	47,268		Income tax expense

	¥(95,169)		Net of tax

Note:

(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 13 for more information.